DERIVATIVE LIABILITY	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITY

NOTE H - DERIVATIVE LIABILITY

The derivative liability at March 31, 2023 and December 31, 2022 consisted of:

	March 31, 2023 (Unaudited)	December 31, 2022
Convertible Promissory Note payable to Quick Capital, LLC due October 14, 2022. Please see NOTE G – CONVERTIBLE NOTES PAYABLE for further information.	48,700	52,179
Convertible Promissory Note payable to BHP Capital NY Inc. due October 14, 2022. Please see NOTE G – CONVERTIBLE NOTES PAYABLE for further information.	56,546	60,531

Total	$105,246	$112,710

The two Convertible Promissory Notes contain a variable conversion feature based on the future trading price of the Company’s common stock. Therefore, the number of shares of common stock issuable upon conversion of the Notes is indeterminate. Accordingly, we have recorded the fair value of the embedded conversion feature as a derivative liability at the issuance date of the Notes and charged the applicable amount to debt discount and the remainder to other expense. The increase (decrease) in the fair value of the derivative liability from the issuance date of the Notes to the measurement date is charged (credited) to other expense (income).

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the three months ended March 31, 2023 and 2022

(Unaudited)

NOTE H - DERIVATIVE LIABILITY (continued)

The fair value of the derivative liability was measured at the respective issuance date and at March 31, 2023 and December 31, 2022 using the Black Scholes option pricing model. Assumptions used for the calculation of the derivative liability of the Notes at March 31, 2023 were (1) stock price of $0.30 per share, (2) conversion price of $0.2625 per share, (3) term of 30 days, (4) expected volatility of 143% and (5) risk free interest rate of 4.12%. Assumptions used for the calculation of the derivative liability of the Notes at December 31, 2022 were (1) stock price of $0.30 per share, (2) conversion price of $0.2625 per share, (3) term of 30 days, (4) expected volatility of 143% and (5) risk free interest rate of 4.12%.

NOTE I - DERIVATIVE LIABILITY

The derivative liability at December 31, 2022 and December 31, 2021 consisted of:

	December 31, 2022	December 31, 2021
Convertible Promissory Note payable to Labrys Fund Ltd. Please see NOTE H – CONVERTIBLE NOTES PAYABLE for further information.	$-	$17,987
Convertible Promissory Note payable to Quick Capital, LLC. Please see NOTE H – CONVERTIBLE NOTES PAYABLE for further information.	52,179	636,989
Convertible Promissory Note payable to BHP Capital NY Inc. Please see NOTE H – CONVERTIBLE NOTES PAYABLE for further information.	60,531	718,235

Total	$112,710	$1,373,211

The note payable to Labrys Fund, Ltd. contained a “down round” provision. The other two Convertible Promissory Notes contain a variable conversion feature based on the future trading price of the Company’s common stock. Therefore, the number of shares of common stock issuable upon conversion of the Notes is indeterminate. Accordingly, we have recorded the fair value of the embedded conversion feature as a derivative liability at the issuance date of the Notes and charged the applicable amount to debt discount and the remainder to other expense. The increase (decrease) in the fair value of the derivative liability from the issuance date of the Notes to the measurement date is charged (credited) to other expense (income).

The fair value of the derivative liability was measured at the respective issuance date and at December 31, 2022 and 2021 using the Black Scholes option pricing model. Assumptions used for the calculation of the derivative liability of the Notes at December 31, 2022 were (1) stock price of $0.30 per share, (2) conversion price of $0.2625 per share, (3) term of 30 days, (4) expected volatility of 143% and (5) risk free interest rate of 4.12%. Assumptions used for the calculation of the derivative liability of the Note at December 31, 2021 were (1) stock price of $15.00 per share, (2) conversion prices ranging from $8.61 to $22.50 per share, (3) term of 182 to 287 days, (4) expected volatility of 143% and (5) risk free interest rates ranging from 0.80% to 1.13%